RIGHT-OF-USE- ASSET AND LEASE LIABILITY	9 Months Ended
Aug. 31, 2022
Right-of-use- Asset And Lease Liability
RIGHT-OF-USE- ASSET AND LEASE LIABILITY

12.	RIGHT-OF-USE- ASSET AND LEASE LIABILITY

Right-of-Use Asset

Office Space
$
Cost:
At November 30, 2020	-
Additions - acquisition of IndieFlix (Note 3)	144,702
At November 30, 2021	144,702
Additions - acquisition of DCU (Note 3)	114,534
Net exchange differences	(3,347)
At August 31, 2022	255,889

Depreciation:
At November 30, 2020	-
Additions	10,718
At November 30, 2021	10,718
Additions	68,915
At August 31, 2022	79,633

Net book value:
At November 30, 2020	133,984
At August 31, 2022	176,256

Amortization of right-of-use assets is calculated using the straight-line method over the remaining lease term.

Lease Liability

	August 31, 2022	November 30, 2021
	$	$
Balance, beginning of period	135,175	-
Additions (Note 3)	114,534	144,702
Lease payments	(67,391)	(10,298)
Interest expense	7,730	771
Net exchange differences	(8,405)	-
	181,643	135,175
Less: current portion	(105,931)	(61,703)
Balance, end of period	75,712	73,472

The lease liability acquired from IndieFlix was discounted at a discount rate of 3.25% while the lease liability acquired from DCU was discounted at a discount rate of 9.0%.

The minimum lease payments in respect of the lease liability and the effect of discounting are as follows:

$
Undiscounted minimum lease payments:
September 1, 2022 – November 30, 2022	27,396
December 1, 2022 – November 30, 2023	113,182
December 1, 2023 – November 30, 2024	49,874
December 1, 2024	3,674
Total	194,126
Effect of discounting	(12,483)
Total present value of lease liabilities	181,643
Less: current portion	(105,931)
Balance, end of period	75,712